Supplement to the currently effective PROSPECTUS

Deutsche World Dividend Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Fabian Degen, CFA,Vice President. Portfolio Manager of the fund. Began managing the fund in 2010.

Walter R. Holman, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2015.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2015.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Fabian Degen, CFA,Vice President. Portfolio Manager of the fund. Began managing the fund in 2010.

•	Joined Deutsche Asset Management in 2007.
•	Portfolio manager for US and Global Value Equity: New York.
•	US Large Cap Equities: New York.
•	Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Walter R. Holman, CFA, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2015.

•	Joined Deutsche Asset Management in 1996.
•	Portfolio Manager for US Large Cap Equities: Baltimore.
•	BS Mechanical Engineering, Villanova University; MBA, University of Maryland.

Sebastian P. Werner, PhD, Vice President. Portfolio Manager of the fund. Began managing the fund in 2015.

•	Joined Deutsche Asset Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.
•	Portfolio Manager for Global and US Growth Equities: New York.
•	MBA in International Management from the Thunderbird School of Global Management; Masters Degree ("Diplom-Kaufmann") and PhD in Finance ("Dr.rer.pol.") from the European Business School, Oestrich-Winkel.

Please Retain This Supplement for Future Reference

September 6, 2016

PROSTKR-700